VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.1%
Alabama : 0.2%
City of Huntsville, Alabama
Scholl, Series D (GO)
5.00%, 03/01/33 (c) $ 1,000 $ 1,090,512
Underline
Arizona : 0.9%
Arizona Industrial Development
Authority Student Housing,
North Carolina Central
University Project, Series A
(RB) (BAM)
4.00%, 06/01/29 (c) 500 484,171
City of Phoenix Civic
Improvement Corp., Series
A (RB)
5.00%, 07/01/29 (c) 1,000 1,056,650
City of Phoenix Civic
Improvement Corp., Water
System, Series A (RB)
5.00%, 07/01/30 (c) 750 820,471
Pima County, Industrial
Development Authority,
Tucson Medical Center,
Series A (RB)
4.00%, 04/01/31 (c) 750 694,053
Salt River Project Agricultural
Improvement & Power
District, Electric Project,
Series A (RB)
5.00%, 01/01/33 (c) 1,000 1,107,161
4,162,506
Arkansas : 0.2%
City of Springdale, Arkansas
Sales and Use Tax, Series B
(RB) (BAM)
4.25%, 02/01/30 (c) 1,000 978,342
Underline
California : 17.5%
Abag Finance Authority for
Nonprofit Corp., Sharp
Healthcare, Series A (RB)
5.00%, 08/31/23 (c) 500 500,137
Airport Commission of the City
and County of San Francisco,
International Airport, Series
E (RB)
5.00%, 05/01/28 (c) 995 1,046,461
Airport Commission of the City
and County of San Francisco,
International Airport, Series
F (RB)
5.00%, 05/01/29 (c) 1,000 1,054,815
Alameda County, Pleasanton
United School District (GO)
4.00%, 08/01/31 (c) 1,500 1,472,822
Par
(000’s) Value
California (continued)
Anaheim Housing & Public
Improvements Authority,
Electric Utility Distribution
System improvements, Series
C (RB) (NATL)
5.00%, 10/01/25 (c) $ 500 $ 512,828
Bay Area Toll Authority, Toll
Bridge, Series S (RB)
4.00%, 04/01/27 (c) 1,000 986,942
California County Tobacco
Securitization Agency, Series
A (RB)
4.00%, 06/01/30 (c) 1,350 1,252,321
California Health Facilities
Financing Authority,
Children’s Hospital, Series A
(RB)
5.00%, 08/15/27 (c) 1,000 1,003,072
California Health Facilities
Financing Authority, City of
Hope (RB)
5.00%, 11/15/26 (c) 750 763,651
California Health Facilities
Financing Authority,
Commonspririt Health, Series
A (RB)
4.00%, 04/01/30 (c) 1,000 944,184
California Health Facilities
Financing Authority, Kaiser
Permanente, Series A (RB)
4.00%, 11/01/27 (c) 1,000 987,283
California Health Facilities
Financing Authority, Lucile
Salter Packard Childrens
Hospital, Series A (RB)
4.00%, 05/15/32 (c) 1,000 991,152
California Health Facilities
Financing Authority, Pin
Health, Series A (RB)
4.00%, 06/01/30 (c) 750 702,523
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series A (RB)
3.00%, 10/01/26 (c) 680 536,587
California Health Facilities
Financing Authority, Series
A (RB)
4.00%, 07/21/23 (c) 1,000 942,484
California Health Facilities
Financing Authority, Series
B (RB)
4.00%, 11/15/26 (c) 1,000 1,001,723
California Infrastructure &
Economic Development Bank
(RB)
5.00%, 05/15/28 (c) 500 530,619

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California State Public Works
Board, Air Resources Board,
Series D (RB)
4.00%, 05/01/32 (c) $ 500 $ 495,346
California State Public
Works Board, New Natural
Resources Headquarters,
Series C (RB)
5.00%, 11/01/31 (c) 1,000 1,102,864
California State University,
Systemwide, Series A (RB)
5.25%, 11/01/33 (c) 750 848,172
California Statewide
Communities Development
Authority, Montage Health,
Series A (RB)
4.00%, 06/01/31 (c) 840 815,501
Chaffey Joint Union High School
District, Series C (GO)
5.25%, 02/01/27 (c) 500 527,478
Chaffey Joint Union High School
District, Series G (GO)
5.25%, 08/01/32 (c) 1,000 1,121,163
Chino Valley Unified School
District, Series B (GO) (SBG)
5.00%, 08/01/30 (c) 620 663,748
City and County of San
Francisco, Public Utilities
Commission Water, Series
D (RB)
3.00%, 11/01/30 (c) 500 384,820
City of Los Angeles,
Department of Airports,
Series D (RB)
4.00%, 05/15/30 (c) 750 743,237
County of Bernardino, Raito
Unified School District (GO)
(BAM)
5.00%, 02/01/33 (c) 1,000 1,087,648
East Bay Municipal Utility
District, Water System, Series
A (RB)
4.00%, 06/01/27 (c) 1,210 1,207,846
El Dorado Irrigation District,
Series A (CP) (AGM)
4.00%, 03/01/30 (c) 630 630,181
4.00%, 03/01/30 (c) 690 681,405
Fremont Union High School
District, Series A (GO)
4.00%, 08/01/27 (c) 500 496,315
Glendale Community College
District, Series B (GO)
3.00%, 08/01/29 (c) 325 255,156
Hayward Unified School District
(GO) (BAM)
4.00%, 08/01/28 (c) 1,000 998,260
Par
(000’s) Value
California (continued)
Irvin Facilities Financing
Authority, Irvine Great Park
Infrastructure Project, Series
A (ST)
5.00%, 09/01/33 (c) $ 500 $ 559,056
Long Beach Unified School
District, Series C (GO)
4.00%, 08/01/33 (c) 1,000 998,562
Los Angeles Department of
Water and Power, Series A
(RB)
5.00%, 07/01/24 (c) 500 505,624
5.00%, 07/01/30 (c) 800 885,941
5.00%, 07/01/33 (c) 800 888,654
Los Angeles Department of
Water and Power, Series B
(RB)
5.00%, 01/01/31 (c) 1,000 1,085,093
5.25%, 01/01/33 (c) 500 558,572
Los Angeles Department of
Water and Power, Series C
(RB)
5.00%, 07/01/31 (c) 500 543,086
Los Angeles Department of
Water and Power, Series D
(RB)
5.00%, 07/01/32 (c) 500 552,772
5.00%, 07/01/32 (c) 750 821,799
Metropolitan Water District of
Southern California, Series
A (RB)
5.00%, 04/01/33 (c) 1,500 1,676,842
5.00%, 04/01/33 (c) 1,000 1,113,332
Miracosta Community College
District, Series A (GO)
4.00%, 08/01/27 (c) 530 532,157
Mountain House Public
Financing Authority,
California Utility System,
Series B (RB) (BAM)
4.00%, 12/01/30 (c) 500 500,389
Perris Union High School
District, Series A (GO) (AGM)
4.00%, 09/01/29 (c) 900 886,044
Regents of University of
California, Medical Center
Pooled, Series L (RB)
4.00%, 05/15/26 (c) 1,015 1,015,487
Riverside  County, Perris Union
High School District, Series A
(GO) (AGM)
4.00%, 09/01/29 (c) 570 571,334
Sacramento Area Flood Control
Agency, Series A (SA)
5.00%, 10/01/26 (c) 1,500 1,562,442
Sacramento City Unified School
District, Series G (GO) (AGM)
4.00%, 08/01/30 (c) 500 486,824

Par
(000’s) Value
California (continued)
Sacramento Municipal Utility
District, Series K (RB)
5.00%, 08/15/33 (c) $ 750 $ 831,746
San Diego Association of
Governments South Bay
Expressway Toll, Series A (RB)
5.00%, 07/01/27 (c) 610 637,067
San Diego County Regional
Airport Authority, Series A
(RB)
5.00%, 07/01/29 (c) 750 798,070
San Diego Public Facilities
Financing Authority, Series
A (RB)
4.00%, 04/15/33 (c) 500 491,259
5.25%, 08/01/33 (c) 2,500 2,851,043
San Diego Unified School
District, Series I (GO)
4.00%, 07/01/27 (c) 595 583,959
San Francisco Bay Area Rapid
Transit District, Series B-1
(GO)
3.00%, 08/01/29 (c) 600 455,313
San Francisco Bay Area Rapid
Transit District, Series C-1
(GO)
4.00%, 08/01/29 (c) 610 606,289
San Francisco City and County,
International Airport, Series
B (RB)
5.00%, 05/01/27 (c) 700 728,430
San Francisco City and County,
Public Utilities Commission
Wastewater, Series A (RB)
4.00%, 10/01/31 (c) 885 879,267
San Francisco Municipal
Transportation Agency (RB)
4.00%, 03/01/27 (c) 750 743,571
San Jacinto County,
Transportation Authority,
Limited Tax (RB)
4.00%, 03/01/27 (c) 1,000 1,004,014
San Jose Evergreen Community
College District, Series B (GO)
3.00%, 09/01/28 (c) 825 706,601
San Jose Financing Authority
Wastewater, Series B (RB)
5.00%, 11/01/32 (c) 1,500 1,662,926
San Mateo County Community
College District (GO)
5.00%, 09/01/28 (c) 1,570 1,699,819
San Mateo Foster City Public
Financing Authority, Clean
Water Program (RB) (SAW)
4.00%, 08/01/29 (c) 500 500,531
Par
(000’s) Value
California (continued)
Saugus Union School
District School Facilities
Improvement District No.1,
Series C (GO)
2.38%, 08/01/30 (c) $ 1,000 $ 725,757
Southern California Public
Power Authority, Southern
Transmission System (RB)
5.25%, 07/01/33 (c) 500 565,124
Southwestern Community
College District, Series A (GO)
4.00%, 08/01/27 (c) 750 734,721
State of California, Various
Purpose (GO)
3.00%, 10/01/29 (c) 500 392,621
3.00%, 12/01/30 (c) 400 334,707
3.62%, 04/01/26 (c) 645 589,666
4.00%, 10/01/29 (c) 500 500,874
5.00%, 10/01/27 (c) 660 704,639
5.00%, 10/01/28 (c) 935 1,002,162
5.00%, 11/01/23 (c) 1,000 1,002,991
5.00%, 11/01/27 (c) 515 548,258
5.00%, 04/01/29 (c) 1,000 1,076,049
5.00%, 04/01/33 (c) 1,500 1,701,621
5.00%, 09/01/31 (c) 630 707,210
State of California, Various
Purpose (GO) (SAW)
5.00%, 12/01/30 (c) 875 960,388
University of California, Series
BN (RB)
5.00%, 05/15/33 (c) 1,000 1,158,180
5.00%, 05/15/33 (c) 1,000 1,152,068
University of California, Series
EE (RB)
5.00%, 05/15/30 (c) 1,000 1,103,027
University of California, Series
M (RB)
5.00%, 05/15/27 (c) 1,950 2,075,631
University of California, Series
O (RB)
5.00%, 05/15/28 (c) 1,000 1,061,428
University of California, Series
Q (RB)
5.00%, 05/15/31 (c) 1,000 1,110,073
Ventura Unified School District,
Series A (GO)
4.00%, 08/01/32 (c) 500 493,446
77,913,300
Colorado : 2.2%
Board of Governors of
Colorado State University
System, Series C (RB)
4.00%, 03/01/28 (c) 1,050 1,021,151
Boulder Valley School District
No. Re-2 Boulder (GO) (SAW)
5.00%, 06/01/25 (c) 500 509,745
City of Colorado Springs CO
Utilities System Revenue (RB)
5.00%, 11/15/30 (c) 600 645,646

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colorado (continued)
Colorado Health Facilities
Authority Hospital, Series A
(RB) (SBG)
4.00%, 11/15/29 (c) $ 685 $ 673,495
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A-2 (RB)
3.25%, 08/01/29 (c) 500 363,743
4.00%, 08/01/29 (c) 745 678,997
5.00%, 08/01/29 (c) 1,000 1,031,868
Colorado Health Facilities
Authority, Intermountain
Healthcare, Series A (RB)
(SAW)
5.00%, 05/15/32 (c) 690 737,772
Colorado Health Facilities
Authority, Sanford, Series A
(RB)
5.00%, 11/01/29 (c) 500 513,455
Colorado High Performance
Transportation Enterprise,
C-470 Express Lanes (RB)
5.00%, 12/31/24 (c) 250 246,789
5.00%, 12/31/24 (c) 250 248,861
Regional Transportation
District, Fastracks Project,
Series B (RB)
2.00%, 05/01/31 (c) 850 582,525
State of Colorado, Series A (CP)
4.00%, 12/15/31 (c) 1,000 997,515
Weld County School District No.
5J (GO) (SAW)
4.00%, 12/01/30 (c) 1,000 986,677
Weld County School District No.
6 (GO) (SAW)
4.00%, 06/01/31 (c) 800 800,431
10,038,670
Connecticut : 0.3%
Connecticut Housing Finance
Authority, Housing Mortgage
Finance Program, Series A
(RB)
4.70%, 11/15/31 (c) 500 506,730
Connecticut State Health
and Educational Facilities
Authority, Trinity Health
Credit Group (RB)
5.00%, 06/01/26 (c) 750 764,168
1,270,898
Delaware : 0.3%
State of Delaware (GO)
4.00%, 05/01/33 (c) 500 510,963
State of Delaware, Series A
(GO)
4.00%, 05/01/33 (c) 1,000 1,027,452
1,538,415
Par
(000’s) Value
District of Columbia : 1.0%
District of Columbia, Children's
Hospital (RB)
5.00%, 01/15/26 (c) $ 500 $ 504,811
District of Columbia, Income
Tax, Series A (RB)
5.00%, 09/01/29 (c) 750 811,979
District of Columbia, Income
Tax, Series C (RB)
4.00%, 05/01/30 (c) 805 792,080
District of Columbia, Series A
(RB)
2.62%, 03/01/30 (c) 575 434,553
3.00%, 03/01/30 (c) 275 233,520
Metropolitan Washington
Airports Authority, Dulles
Toll Road, Dulles Metrorail
and Capital Improvements
Projects, Series A (RB) (AGM)
4.00%, 10/01/31 (c) 1,000 948,824
Washington Metropolitan Area
Transit Authority, Series A
(RB)
3.00%, 07/15/31 (c) 750 614,544
4,340,311
Florida : 4.3%
Brevard County, Florida Health
Facilities Authority, Series A
(RB)
5.00%, 04/01/32 (c) 1,055 1,091,868
Central Florida Expressway
Authority (RB) (BAM)
4.00%, 07/01/27 (c) 845 824,207
City of Jacksonville, Health
Care Facilities, Brooks
Rehabilitation (RB)
4.00%, 11/01/29 (c) 1,000 903,733
5.00%, 11/01/29 (c) 1,000 1,013,080
City of Lakeland, Florida
Hospital, Regional Health
Systems (RB)
5.00%, 11/15/24 (c) 1,000 1,002,121
City of Orlando, Capital of
Improvements, Series B (RB)
5.00%, 10/01/28 (c) 1,000 1,065,500
City of Port St. Lucie, Southwest
Annexation Special
Assessment District No. 1 (SA)
3.25%, 07/01/26 (c) 200 166,281
City of Port St. Lucie, Southwest
Annexation Special
Assessment District No. 1
(SA) (BAM)
3.00%, 07/01/26 (c) 180 151,440
City of Tampa, Florida Water &
Wastewater System, Series A
(RB) (BAM-TCRS)
5.00%, 10/01/32 (c) 500 551,142

Par
(000’s) Value
Florida (continued)
County of Broward, Florida Port
Facilities, Series A (RB)
5.00%, 09/01/29 (c) $ 500 $ 519,433
County of Broward, Florida
Tourist Development,
Convention Center Expansion
Project (RB)
4.00%, 09/01/31 (c) 1,010 957,177
4.00%, 09/01/31 (c) 1,000 955,742
County of Broward, School
District (GO)
5.00%, 07/01/31 (c) 665 719,699
County of Miami-Dade, Florida
Seaport, Series A (RB) (AGM)
4.00%, 10/01/31 (c) 2,000 1,943,018
County of Miami-Dade, Florida
Transit System, Sales Surtax,
Series A (RB)
4.00%, 07/01/30 (c) 500 498,805
County of Miami-Dade, Health
Facilities Authority Hospital,
Nicklaus Children’s Hospital
Project, Series A (RB)
4.00%, 08/01/31 (c) 500 442,282
County of Palm Beach, Health
Facilities Authority, Lifespace
Communities, Inc., Series B
(RB)
4.00%, 11/15/26 (c) 330 198,421
County of Saint Luce, School
Board, Series A (CP) (AGM)
5.00%, 07/01/33 (c) 1,000 1,078,773
County of Sarasota, Florida
Utility System, Series A (RB)
5.00%, 10/01/30 (c) 500 537,485
Fort Pierce Utilities Authority,
Series A (RB) (AGM)
4.00%, 10/01/32 (c) 1,000 963,304
Halifax Hospital Medical Center
(RB)
4.00%, 06/01/26 (c) 525 490,638
Hillsborough County, Florida
Capital Improvement Non-Ad
Valorem (RB)
2.25%, 02/01/31 (c) 500 321,757
North Broward Hospital
District, Broward Health,
Series B (RB)
5.00%, 01/01/28 (c) 1,000 1,014,669
South Broward Hospital
District, Series A (RB)
3.00%, 05/01/31 (c) 750 575,371
State of Florida, Department
of Transportation, Turnpike
System (RB)
5.00%, 07/01/32 (c) 1,000 1,083,106
19,069,052
Par
(000’s) Value
Georgia : 2.0%
Brookhaven Development
Authority, Children’s
Healthcare of Atlanta, Inc.,
Series A (RB)
4.00%, 07/01/29 (c) $ 660 $ 649,879
Burke County Development
Authority, Series D (RB)
4.12%, 02/01/28 (c) 260 234,435
Clarke County, Hospital
Authority, Piedmont
Healthcare, Inc., Series A (RB)
4.00%, 07/01/26 (c) 1,000 967,375
County of Fulton, Georgia
Water and Sewerage, Series
A (RB)
2.25%, 01/01/30 (c) 500 354,007
Gainesville and Hall County
Hospital Authority, Northeast
Georgia Health System,
Series A (RB)
4.00%, 02/15/27 (c) 1,000 963,281
4.00%, 02/15/30 (c) 630 595,822
Georgia Housing and Finance
Authority, Single Family
Mortgage, Series B-1 (RB)
3.35%, 12/01/25 (c) 215 188,969
Georgia State Road & Tollway
Authority, Managed Lane
System, Series A (RB)
3.00%, 07/15/31 (c) 500 388,113
Main Street Natural Gas, Inc.,
Series C (RB)
5.00%, 05/15/49 990 999,956
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax,  Series A (RB)
3.00%, 07/01/30 (c) 1,000 789,513
Municipal Electric Authority of
Georgia, Plant Vogtle Units 3
& 4 Project, Series A (RB)
4.50%, 07/01/32 (c) 500 492,645
Municipal Electric Authority of
Georgia, Series A (RB)
5.00%, 07/01/28 (c) 500 504,302
Private Colleges & Universities
Authority, Emory University,
Series B (RB)
4.00%, 09/01/30 (c) 855 864,081
State of Georgia, Series A (GO)
4.00%, 07/01/33 (c) 1,000 1,024,760
9,017,138
Hawaii : 0.2%
City and County of Honolulu,
Series C (GO)
4.00%, 08/01/29 (c) 750 751,081
Underline

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Idaho : 0.1%
Idaho Health Facilities
Authority, St. Luke's Health
System Project, Series A (RB)
5.00%, 03/01/24 (c) $ 500 $ 501,655
Underline
Illinois : 4.5%
Chicago O'Hare International
Airport, Series B (RB) (AGM)
4.00%, 01/01/29 (c) 890 852,758
Chicago Transit Authority Sales
Tax Receipts Fund (RB)
5.25%, 12/01/24 (c) 750 759,587
City of Chicago, Second Lien
Water Project, Series A (RB)
(AGM)
5.25%, 05/01/33 (c) 500 544,931
City of Chicago, Series A (GO)
5.50%, 01/01/30 (c) 750 798,407
City of Chicago, Wastewater
Transmission Project, Series
A (RB) (AGM)
5.25%, 07/01/33 (c) 500 542,179
Illinois Finance Authority,
NorthShore University
HealthSystem, Series A (RB)
4.00%, 08/15/30 (c) 1,000 977,095
Illinois Finance Authority,
Presence Network, Series C
(RB)
4.00%, 02/15/27 (c) 500 486,338
Illinois Finance Authority, Silver
Cross Hospital and Medical
Center, Series C (RB)
5.00%, 08/15/25 (c) 1,000 1,000,941
Illinois Housing Development
Authority (RB)
5.00%, 04/01/32 (c) 1,000 1,026,131
Illinois Housing Development
Authority, Series G (RB)
4.85%, 04/01/32 (c) 500 511,725
Illinois State Toll Highway
Authority (RB)
4.00%, 01/01/32 (c) 1,000 966,373
Illinois State Toll Highway
Authority, Series A (RB)
5.00%, 01/01/31 (c) 1,000 1,064,104
Illinois State Toll Highway
Authority, Series E (RB)
5.25%, 10/01/31 (c) 1,625 1,689,990
Illinois State, Series C (GO)
4.00%, 10/01/30 (c) 1,000 973,388
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB)
5.00%, 12/15/25 (c) 735 741,975
Par
(000’s) Value
Illinois (continued)
Metropolitan Water
Reclamation District of
Greater Chicago, Series A
(GO)
4.00%, 12/01/31 (c) $ 1,500 $ 1,442,717
Sales Tax Securitization Corp.,
Series A (RB) (BAM-TCRS)
4.00%, 01/01/28 (c) 1,000 959,613
State of Illinois (GO) (AGC)
5.75%, 05/01/30 (c) 750 820,114
State of Illinois, Series A (GO)
5.00%, 03/01/31 (c) 1,250 1,305,551
5.00%, 05/01/28 (c) 630 650,259
State of Illinois, Series B (GO)
5.50%, 05/01/32 (c) 1,000 1,090,782
State of Illinois, Series C (GO)
4.00%, 11/01/29 (c) 900 852,207
20,057,165
Indiana : 0.7%
Indiana Finance Authority, CWA
Authority Project (RB)
5.00%, 10/01/31 (c) 300 329,200
Indiana Finance Authority,
Indiana University Health Inc.,
Series A (RB)
5.00%, 10/01/33 (c) 1,000 1,071,528
Indianapolis Local Public
Improvement Bond Bank,
Courthouse and Jail Project,
Series A (RB)
5.00%, 02/01/29 (c) 500 525,289
5.00%, 02/01/29 (c) 1,000 1,044,875
2,970,892
Iowa : 0.4%
Iowa Finance Authority,
Midwestern Disaster Area,
Iowa Fertilizer Co. Project,
Series A (RB)
5.00%, 12/01/42 (c) (p) 500 510,435
Iowa Finance Authority, Series
A (RB)
5.00%, 08/01/30 (c) 530 581,137
Iowa Finance Authority, Single
Family Mortgage, Series C
(RB)
4.85%, 01/01/33 (c) 500 512,417
1,603,989
Kentucky : 0.5%
Kentucky Bond Development
Corp., Lexington Center Corp.
Project (RB)
4.00%, 09/01/28 (c) 1,225 1,160,009
Kentucky Economic
Development Finance
Authority, Louisville Arena
Project, Series A (RB) (AGM)
4.00%, 12/01/27 (c) 750 739,303

Par
(000’s) Value
Kentucky (continued)
Louisville and Jefferson County,
Metropolitan Sewer District,
Series A (RB)
3.25%, 11/15/26 (c) $ 235 $ 191,507
2,090,819
Louisiana : 0.6%
City of Shreveport, Louisiana
Water and Sewer, Series B
(RB) (AGM)
4.00%, 12/01/28 (c) 700 645,090
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Woman's Hospital
Foundation Project, Series
A (RB)
4.00%, 10/01/27 (c) 230 216,989
Louisiana Public Facilities
Authority, Ochsner Clinic
Foundation Project (RB)
4.00%, 05/15/27 (c) 230 221,184
State of Louisiana, Series A
(GO)
4.00%, 04/01/33 (c) 1,500 1,499,624
2,582,887
Maine : 0.2%
Maine Turnpike Authority (RB)
4.00%, 07/01/30 (c) 750 729,143
Underline
Maryland : 1.6%
County of Baltimore,
Metropolitan District (GO)
5.00%, 03/01/33 (c) 1,000 1,105,999
Maryland Community
Development Administration,
Series A (RB) (AGM)
1.95%, 03/01/30 (c) 310 205,691
Maryland Health and Higher
Educational Facilities
Authority, Adventist
Healthcare, Series B (RB)
4.00%, 01/01/32 (c) 500 427,645
Maryland Health and Higher
Educational Facilities
Authority, Greater Baltimore
Medical Center, Series A (RB)
3.00%, 07/01/31 (c) 500 372,504
Maryland Stadium Authority,
Construction and
Revitalization Program, Series
A (RB)
5.00%, 05/01/28 (c) 1,000 1,051,216
Maryland Transportation
Authority, Transportation
Facilities Projects, Series A
(RB)
5.00%, 07/01/31 (c) 1,000 1,084,745
5.00%, 07/01/31 (c) 1,000 1,092,788
Par
(000’s) Value
Maryland (continued)
Montgomery County, Trinity
Health Credit Group, Series
MD (RB)
5.00%, 06/01/25 (c) $ 1,000 $ 1,014,782
Washington Suburban Sanitary
Commission (RB)
4.00%, 06/01/33 (c) 1,000 999,992
7,355,362
Massachusetts : 3.8%
Commonwealth of
Massachusetts
Transportation, Series A (RB)
3.00%, 06/01/30 (c) 800 617,642
5.00%, 06/01/31 (c) 500 551,712
Commonwealth of
Massachusetts
Transportation, Series B (RB)
5.00%, 06/01/30 (c) 560 610,877
5.00%, 06/01/32 (c) 1,000 1,087,891
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 01/01/28 (c) 1,000 1,053,628
5.00%, 04/01/27 (c) 275 288,390
Commonwealth of
Massachusetts, Series B (GO)
2.12%, 04/01/31 (c) 1,300 780,759
Commonwealth of
Massachusetts, Series C (GO)
3.00%, 03/01/30 (c) 360 285,316
Commonwealth of
Massachusetts, Series D (GO)
5.00%, 07/01/30 (c) 750 810,306
Commonwealth of
Massachusetts, Series E (GO)
5.00%, 11/01/30 (c) 605 655,683
Massachusetts Bay
Transportation Authority,
Sales Tax, Series A (RB)
4.00%, 07/01/31 (c) 800 773,578
4.00%, 07/01/33 (c) 1,000 962,719
5.00%, 07/01/24 (c) 1,000 1,008,227
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health, Inc., Series J
(RB)
5.00%, 07/01/28 (c) 500 511,990
Massachusetts Development
Finance Agency, Boston
Medical Center Issue, Series
D (RB)
5.00%, 07/01/25 (c) 500 504,518
Massachusetts Development
Finance Agency, Boston
Medical Center Issue, Series
G (RB)
5.25%, 07/01/33 (c) 1,000 1,048,201

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Massachusetts (continued)
Massachusetts Development
Finance Agency, Boston
University, Series FF (RB)
5.00%, 10/01/33 (c) $ 1,105 $ 1,220,028
Massachusetts Development
Finance Agency,
Northeastern Institute, Series
A (RB)
5.00%, 03/01/24 (c) 1,900 1,909,457
Massachusetts Port Authority,
Series B (RB) (SBG)
5.00%, 07/01/29 (c) 305 326,886
Massachusetts School Building
Authority, Sales Tax, Series
A (RB)
5.00%, 02/15/29 (c) 1,055 1,133,465
5.00%, 08/15/30 (c) 750 812,118
16,953,391
Michigan : 2.0%
Great Lakes Water Authority,
Water Supply System, Second
Lien, Series B (RB)
5.00%, 07/01/26 (c) 390 399,109
Great Lakes Water Authority,
Water Supply System, Senior
Lien, Series A (RB)
5.00%, 07/01/26 (c) 570 583,627
Michigan Finance Authority (RB)
5.00%, 05/15/25 (c) 225 225,585
Michigan Finance Authority,
Henry Ford Health System,
Series A (RB)
4.00%, 11/15/26 (c) 225 215,453
4.00%, 11/02/29 (c) 250 235,169
Michigan Finance Authority,
Trinity Health Credit Group,
Series A (RB)
5.00%, 12/01/27 (c) 500 518,686
Michigan State Building
Authority, Facilities Program
(RB)
5.00%, 10/15/25 (c) 500 511,429
5.00%, 10/15/32 (c) 1,250 1,360,984
Michigan State Housing
Development Authority (RB)
4.88%, 10/01/32 (c) 1,000 1,026,138
Michigan State Housing
Development Authority,
Series A (RB)
4.30%, 10/01/24 (c) 725 715,933
Michigan State Housing
Development Authority,
Series A-1 (RB)
3.35%, 10/01/28 (c) 500 397,232
3.60%, 10/01/28 (c) 1,000 788,453
Par
(000’s) Value
Michigan (continued)
Michigan State Housing
Development Authority,
Single-Family Mortgage,
Series A (RB)
4.95%, 06/01/32 (c) $ 500 $ 508,903
Michigan State University,
Board of Trustee, Series B
(RB)
5.00%, 02/15/29 (c) 765 804,670
State of Michigan, Trunk Line,
Series A (RB)
4.00%, 11/15/31 (c) 620 608,027
8,899,398
Minnesota : 0.5%
Minnesota Housing Finance
Agency Residential Housing,
Series B (RB)
2.50%, 07/01/30 (c) 530 375,887
Minnesota Housing Finance
Agency Residential Housing,
Series I (RB)
2.15%, 01/01/30 (c) 890 636,122
3.00%, 01/01/30 (c) 435 418,969
Minnesota Housing Finance
Agency Residential Housing,
Series M (RB)
5.15%, 01/01/32 (c) 500 521,397
St. Louis Park Independent
School District No. 283, Series
A (GO) (SD CRED PROG)
4.25%, 02/01/31 (c) 500 511,522
2,463,897
Mississippi : 0.3%
Mississippi Hospital Equipment
and Facilities Authority,
Baptist Memorial Health
Corp., Series A (RB)
5.00%, 09/01/26 (c) 1,500 1,514,335
Underline
Missouri : 0.8%
County of Jackson, Series A (RB)
4.25%, 12/01/33 (c) 1,000 960,332
4.38%, 12/01/33 (c) 1,000 962,461
Missouri State Health and
Educational Facilities
Authority, Mercy Health,
Series C (RB)
4.00%, 11/15/27 (c) 500 470,714
Missouri State Health and
Educational Facilities
Authority, Mercy Health,
Series F (RB)
4.25%, 11/15/24 (c) 1,000 988,069
Missouri State Housing
Development Commission
Single Family Mortgage, First
Place Homeownership Loan,
Series C (RB)
3.05%, 05/01/29 (c) 190 163,185
3,544,761

Par
(000’s) Value
Nebraska : 0.6%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/42 $ 500 $ 520,730
City of Omaha and County of
Douglas, Public Building,
Series B (GO)
4.00%, 05/01/29 (c) 550 541,601
Omaha Public Power District,
Nebraska Electric System,
Series A (RB)
4.00%, 08/01/30 (c) 750 728,283
University of Nebraska Facilities
Corp., Series A (RB)
4.00%, 07/15/31 (c) 750 701,142
2,491,756
Nevada : 0.8%
City of Carson, Tahoe Regional
Healthcare Project (RB)
5.00%, 09/01/27 (c) 390 394,297
City of Henderson, Utility
System, Series A-1 (GO)
4.00%, 06/01/30 (c) 675 658,533
Clarke County, School District,
Limited Tax, Series A (GO)
4.00%, 06/15/33 (c) 1,000 980,587
Clarke County, Water
Reclamation District, Limited
Tax (GO)
5.00%, 07/01/33 (c) 1,000 1,108,613
Las Vegas Convention and
Visitors Authority, Series B
(RB) (NATL)
5.00%, 07/01/28 (c) 275 287,490
3,429,520
New Hampshire : 0.1%
National Finance Authority
Hospital, St. Lukes University
Health Network Project,
Series B (RB) (AGM)
3.00%, 08/15/31 (c) 500 374,464
Underline
New Jersey : 3.2%
Hudson County Improvement
Authority, Courthouse Project
(RB)
4.00%, 10/01/30 (c) 1,000 984,533
New Jersey Economic
Development Authority
School Facilities, Series FFF
(RB)
4.62%, 12/15/28 (c) 1,000 1,026,109
New Jersey Educational
Facilities Authority, New
Jersey Princeton University,
Series C (RB)
2.00%, 03/01/31 (c) 500 351,521
Par
(000’s) Value
New Jersey (continued)
New Jersey Health Care
Facilities Financing Authority,
Atlanticare Health System
(RB)
2.50%, 07/01/31 (c) $ 490 $ 312,243
New Jersey Health Care
Facilities Financing Authority,
Inspira Health, Series A (RB)
4.00%, 07/01/26 (c) 800 783,725
New Jersey Health Care
Facilities Financing Authority,
RWJ Barnabas Health, Series
A (RB)
4.00%, 07/01/31 (c) 555 548,545
New Jersey Housing &
Mortgage Finance Agency,
Single Family Housing (RB)
4.80%, 04/01/32 (c) 500 505,254
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
4.25%, 06/15/24 (c) 640 640,407
4.50%, 12/15/28 (c) 910 918,737
5.00%, 06/15/25 (c) 1,000 1,011,462
New Jersey Transportation
Trust Fund Authority, Series
BB (RB)
3.50%, 12/15/28 (c) 365 314,686
4.00%, 12/15/28 (c) 1,000 976,449
New Jersey Turnpike Authority,
Series A (RB)
4.00%, 01/01/29 (c) 1,280 1,263,390
4.00%, 01/01/31 (c) 1,000 979,433
4.00%, 01/01/31 (c) 1,000 1,001,504
New Jersey Turnpike Authority,
Series E (RB)
5.00%, 01/01/25 (c) 955 971,100
South Jersey Transportation
Authority, Transportation
System, Series A (RB)
5.00%, 11/01/30 (c) 500 518,662
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/28 (c) 500 511,369
Tobacco Settlement Financing
Corp., Series B (RB)
5.00%, 06/01/28 (c) 465 465,161
14,084,290
New Mexico : 0.1%
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Class I,
Series C (RB)
3.60%, 07/01/28 (c) 175 162,657

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Mexico (continued)
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Class I,
Series F (RB)
3.05%, 01/01/29 (c) $ 290 $ 249,903
412,560
New York : 20.6%
Battery Park City Authority,
Series A (RB)
4.00%, 11/01/29 (c) 1,000 1,000,510
City of New York, Series A (GO)
4.00%, 08/01/31 (c) 1,000 970,362
4.00%, 08/01/31 (c) 1,000 1,007,199
City of New York, Series C (GO)
4.00%, 08/01/30 (c) 1,000 1,002,291
5.00%, 08/01/30 (c) 500 542,231
City of New York, Series D (GO)
(BAM)
4.00%, 03/01/30 (c) 1,000 970,153
5.00%, 03/01/30 (c) 1,000 1,079,975
City of New York, Series F (GO)
5.00%, 03/01/31 (c) 1,000 1,077,397
County of Monroe, Industrial
Development Corp.,
University of Rochester
Project, Series A (RB)
4.00%, 07/01/30 (c) 900 863,715
Hudson Yards Infrastructure
Corp., Series A (RB)
5.00%, 02/15/27 (c) 645 674,743
Hudson Yards Infrastructure
Corp., Series A (RB) (AGM)
4.00%, 02/15/27 (c) 1,000 976,912
Long Island Power Authority
Electric System (RB)
5.00%, 09/01/27 (c) 1,500 1,586,049
Metropolitan Transportation
Authority, Series A (RB)
4.00%, 05/15/32 (c) 1,000 981,268
Metropolitan Transportation
Authority, Series A (RB) (AGM)
5.00%, 11/15/28 (c) 715 744,425
Metropolitan Transportation
Authority, Series A-1 (RB)
4.00%, 05/15/27 (c) 400 384,411
4.00%, 05/15/31 (c) 1,000 929,157
5.00%, 05/15/25 (c) 590 592,230
Metropolitan Transportation
Authority, Series B-1 (RB)
5.00%, 11/15/26 (c) 500 517,736
Metropolitan Transportation
Authority, Series C (RB) (AGM)
4.00%, 11/15/29 (c) 1,000 982,561
Metropolitan Transportation
Authority, Series C-1 (RB)
4.75%, 05/15/30 (c) 1,000 1,019,103
Metropolitan Transportation
Authority, Series D (RB)
4.00%, 05/15/28 (c) 1,245 1,200,321
Par
(000’s) Value
New York (continued)
4.00%, 05/15/28 (c) $ 250 $ 235,790
Metropolitan Transportation
Authority, Series E (RB)
5.00%, 11/15/23 (c) 600 600,132
Monroe County Industrial
Development Corp.
Rochester Regional Health
Project, Series A (RB)
4.00%, 12/01/30 (c) 650 565,932
MTA Hudson Rail Yards Trust,
Series A (RB)
5.00%, 11/15/23 (c) 1,000 1,000,173
New York City Environmental
Facilities, Clean Water and
Drinking Water, Series B (RB)
4.00%, 06/15/29 (c) 500 497,036
New York City Housing
Development Corp., Housing
Impact, Series A (RB)
4.80%, 08/01/31 (c) 500 506,614
New York City Housing
Development Corp., Multi-
Family Housing, Series A-1
(RB)
4.85%, 06/01/31 (c) 500 508,098
New York City Housing
Development Corp., Multi-
Family Housing, Series C-1
(RB)
2.25%, 05/01/29 (c) 800 564,594
New York City Housing
Development Corp., Multi-
Family Housing, Series I-1
(RB)
2.35%, 02/01/29 (c) 525 383,636
New York City Housing
Development Corp., Multi-
Family Housing, Series J (RB)
3.05%, 09/01/27 (c) 555 419,980
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series AA (RB)
4.00%, 12/15/30 (c) 1,000 976,728
5.00%, 06/15/31 (c) 850 921,927
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series BB (RB)
4.00%, 12/15/31 (c) 2,000 1,970,651
5.00%, 12/15/29 (c) 1,000 1,066,293
5.00%, 12/15/31 (c) 955 1,054,483
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series CC (RB)
3.75%, 07/21/23 (c) 710 662,657
4.00%, 12/15/31 (c) 1,500 1,460,453
4.00%, 06/15/24 (c) 500 492,663
5.00%, 12/15/31 (c) 1,000 1,079,534
5.00%, 06/15/24 (c) 1,000 1,008,683

Par
(000’s) Value
New York (continued)
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series CC (RB)
(FHA 542(C))
5.00%, 06/15/31 (c) $ 500 $ 538,278
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series DD (RB)
4.12%, 06/15/33 (c) 1,000 995,505
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series FF (RB)
(SBG)
5.00%, 06/15/30 (c) 1,000 1,096,476
New York City Transitional
Finance Authority Building
Aid, Series S-1 (RB) (SAW)
3.00%, 07/15/29 (c) 350 273,241
5.00%, 07/15/28 (c) 500 533,764
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B-1 (RB)
4.00%, 08/01/31 (c) 1,000 985,311
4.00%, 08/01/31 (c) 1,500 1,484,425
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C-1 (RB)
4.00%, 11/01/30 (c) 1,000 987,472
4.00%, 11/01/30 (c) 500 497,333
4.00%, 05/01/29 (c) 1,120 1,108,214
5.00%, 02/01/32 (c) 565 615,136
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
D-1 (RB)
4.00%, 11/01/30 (c) 500 490,483
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
E-1 (RB)
2.25%, 02/01/31 (c) 650 405,994
4.00%, 02/01/27 (c) 1,000 987,618
5.00%, 02/01/27 (c) 1,000 1,044,194
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
F-1 (RB)
4.00%, 02/01/32 (c) 1,000 973,632
5.25%, 02/01/33 (c) 1,000 1,128,762
New York City Water and Sewer
System, Series BB (RB)
4.00%, 12/15/30 (c) 640 625,106
New York City, Series B-1 (GO)
5.25%, 10/01/32 (c) 1,000 1,132,023
New York City, Series D-1 (GO)
5.00%, 12/01/28 (c) 1,000 1,069,177
Par
(000’s) Value
New York (continued)
New York Convention Center
Development Corp., Series
A (RB)
0.00%, 11/15/47 ^ $ 230 $ 71,579
0.00%, 11/15/54 ^ 170 36,589
New York Liberty Development
Corp., 1 World Trade Center
Project (RB)
4.00%, 02/15/30 (c) 620 606,210
New York State Dormitory
Authority, New School, Series
A (RB)
4.00%, 01/01/27 (c) 475 447,548
5.00%, 01/01/27 (c) 420 428,431
New York State Dormitory
Authority, New York
University, Series A (RB)
5.00%, 07/01/28 (c) 400 427,155
New York State Dormitory
Authority, Personal Income
Tax, Series A (RB)
3.00%, 09/15/30 (c) 500 416,263
3.50%, 03/15/32 (c) 1,000 871,682
5.00%, 03/15/31 (c) 500 538,771
New York State Dormitory
Authority, Personal Income
Tax, Series B (RB)
5.00%, 02/15/25 (c) 730 739,445
5.00%, 08/15/27 (c) 1,500 1,582,883
New York State Dormitory
Authority, Rochester Institute
of Technology, Series A (RB)
5.00%, 07/01/29 (c) 250 263,488
New York State Dormitory
Authority, Sales Tax, Series
A (RB)
4.00%, 03/15/28 (c) 1,000 983,376
New York State Dormitory
Authority, St. John's
University, Series A (RB)
4.00%, 07/01/31 (c) 550 521,060
New York State Dormitory
Authority, State Sales Tax,
Series A (RB)
4.00%, 03/15/27 (c) 800 788,583
New York State Dormitory
Authority, State Sales Tax,
Series C (RB)
5.00%, 03/15/28 (c) 1,000 1,059,968
New York State Dormitory
Authority, State Sales Tax,
Series E (RB)
5.00%, 09/15/28 (c) 500 530,336
New York State Environmental
Facilities Corp., Clean Water
& Drinking Water, Series A
(RB)
5.00%, 06/15/32 (c) 1,000 1,092,594

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York State Environmental
Facilities Corp., Clean Water
& Drinking Water, Series B
(RB)
5.00%, 06/15/33 (c) $ 500 $ 549,389
New York State Mortgage
Agency, Homeowner
Mortgage (RB)
4.90%, 04/01/32 (c) 1,355 1,373,982
New York State Mortgage
Agency, Homeowner
Mortgage (RB) (SBG)
2.55%, 10/01/29 (c) 330 218,815
New York State Power
Authority, Green
Transmission Project, Series
A (RB) (AGM)
4.00%, 11/15/31 (c) 1,500 1,442,930
New York State Power
Authority, Series A (RB)
4.00%, 05/15/30 (c) 500 491,473
New York State Thruway
Authority, Junior
Indebtedness, Series B (RB)
4.00%, 01/01/30 (c) 1,440 1,398,056
New York State Thruway
Authority, Personal Income
Tax, Series A (RB)
4.00%, 03/15/31 (c) 1,000 951,620
5.00%, 09/15/32 (c) 1,000 1,100,658
New York State Thruway
Authority, Personal Income
Tax, Series C (RB)
4.12%, 09/15/32 (c) 750 733,223
4.12%, 09/15/32 (c) 1,000 979,670
New York State Thruway
Authority, Series A (RB)
5.00%, 01/01/26 (c) 1,000 1,027,080
New York State Urban
Development Corp., Personal
Income Tax, Series A (RB)
5.00%, 09/15/28 (c) 500 532,620
New York State Urban
Development Corp., Personal
Income Tax, Series C (RB)
3.00%, 09/15/30 (c) 550 427,109
New York State Urban
Development Corp., State
Sales Tax, Series A (RB)
3.00%, 09/15/31 (c) 2,500 2,133,738
3.00%, 09/15/31 (c) 1,000 768,409
New York State, Dormitory
Authority, Personal Income
Tax, Series D (RB)
5.00%, 02/15/30 (c) 820 876,578
Par
(000’s) Value
New York (continued)
New York Transportation
Development Corp., Terminal
4 John Kennedy International
Airport Project, Series C (RB)
4.00%, 12/01/30 (c) $ 925 $ 888,886
Port Authority of New York &
New Jersey (RB)
5.00%, 10/15/25 (c) 1,000 1,027,032
5.00%, 12/01/23 (c) 500 501,822
5.00%, 07/15/33 (c) 1,000 1,126,111
5.00%, 07/15/33 (c) 1,000 1,124,002
Suffolk Tobacco Asset
Securitization Corp., Series
B-1 (RB)
4.00%, 06/01/31 (c) 940 919,085
Triborough Bridge and Tunnel
Authority Sales Tax, Series
A (RB)
4.00%, 11/15/32 (c) 840 809,719
4.25%, 05/15/33 (c) 1,000 996,266
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series B (RB)
5.00%, 05/15/28 (c) 500 523,542
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series C (RB)
4.00%, 11/15/31 (c) 750 725,273
5.00%, 11/15/31 (c) 1,000 1,079,992
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series D (RB)
4.50%, 11/15/32 (c) 500 512,778
Triborough Bridge and Tunnel
Authority, Series A (RB)
4.00%, 05/15/28 (c) 1,000 970,485
5.00%, 11/15/30 (c) 750 796,447
5.00%, 11/15/30 (c) 1,000 1,066,715
91,530,416
North Carolina : 0.9%
Charlotte-Mecklenburg
Hospital Authority, Atrium
HealthCare, Series A (RB)
4.00%, 01/15/32 (c) 600 597,368
City of Raleigh, North Carolina
Combine Enterprise System
(RB)
4.00%, 09/01/33 (c) 610 614,532
North Carolina Housing
Finance Agency, Home
Ownership (RB)
4.88%, 07/01/31 (c) 500 509,047
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/30 (c) 750 777,559
5.00%, 01/01/30 (c) 500 521,989

Par
(000’s) Value
North Carolina (continued)
University of North Carolina,
Hospitals at Chapel Hill (RB)
5.00%, 02/01/45 $ 800 $ 898,291
3,918,786
North Dakota : 0.2%
North Dakota Housing Finance
Agency, Home Mortgage
Finance Program, Series A
(RB)
4.70%, 07/01/32 (c) 1,000 1,003,968
Underline
Ohio : 2.0%
Buckeye Tobacco Settlement
Financing Authority, Series
A-2 (RB)
4.00%, 06/01/30 (c) 1,000 921,702
County of Allen, Ohio Hospital
Facilities, Mercy Health,
Series A (RB)
4.00%, 02/01/28 (c) 510 492,828
5.00%, 11/01/24 (c) 600 607,831
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
5.25%, 02/15/27 (c) 1,000 1,006,555
County of Franklin, Ohio
Various Purpose Sales Tax
(RB)
5.00%, 06/01/28 (c) 1,075 1,135,384
Cuyahoga County, Ohio
Hospital, Metrohealth System
(RB)
5.00%, 02/15/27 (c) 1,000 1,002,256
5.00%, 02/15/27 (c) 1,000 969,874
Hamilton County, Ohio
Healthcare Improvement,
Life Enriching Communities
Project (RB)
5.00%, 01/01/26 (c) 250 225,948
Ohio Higher Educational Facility
Commission, Oberlin College
Project (RB)
5.00%, 10/01/33 (c) 500 545,862
Ohio Water Development
Authority, Fresh Water (RB)
5.00%, 12/01/29 (c) 500 541,944
State of Ohio, Cleveland Clinic
System, Series B (RB) (BAM)
4.00%, 01/01/29 (c) 835 836,913
State of Ohio, Water Pollution
Control, Series A (RB)
5.00%, 12/01/31 (c) 500 549,234
8,836,331
Oklahoma : 0.1%
Oklahoma Turnpike Authority,
Series A (RB)
4.00%, 01/01/27 (c) 700 685,614
Underline
Par
(000’s) Value
Oregon : 0.9%
City of Portland, Oregon Sewer
System, Series A (RB)
5.00%, 06/01/33 (c) $ 500 $ 559,739
Multnomah County School
District No. 1J, Series B (GO)
(SBG)
2.00%, 06/15/30 (c) 550 367,500
3.25%, 06/15/27 (c) 295 259,467
Oregon Health and Science
University, Series A (RB)
4.00%, 01/01/32 (c) 1,000 975,365
Tri-County Metropolitan
Transportation District of
Oregon, Series A (RB)
3.00%, 09/01/29 (c) 935 757,674
University of Oregon, Series A
(RB)
5.00%, 04/01/30 (c) 1,000 1,067,936
3,987,681
Pennsylvania : 4.1%
Allegheny County Hospital
Development Authority,
Allegheny Health Network,
Series A (RB)
5.00%, 04/01/28 (c) 1,000 1,008,844
Chester County Health and
Education Facilities Authority,
Main Line Health System,
Series A (RB)
4.00%, 09/01/30 (c) 645 594,394
City of Philadelphia,
Pennsylvania Water &
Wastewater, Series A (RB)
5.00%, 10/01/27 (c) 500 516,700
5.00%, 10/01/27 (c) 500 518,887
Commonwealth of
Pennsylvania, Series A (CP)
(FHA)
4.00%, 01/30/28 (c) 1,170 1,108,124
DuBois Hospital Authority,
Penn Highlands Healthcare
(RB)
5.00%, 01/15/28 (c) 280 286,463
Geisinger Authority, Health
System, Series A (RB)
5.00%, 04/01/30 (c) 1,000 1,034,028
Lancaster County Hospital
Authority, Penn State Health
(RB)
5.00%, 11/01/29 (c) 1,000 1,037,823
Montgomery County Higher
Education and Health
Authority, Presbytery Homes,
Inc. Project (RB)
5.00%, 12/01/24 (c) 145 132,429
Pennsylvania Housing Finance
Agency, Single Family
Mortgage (RB)
2.28%, 10/01/30 (c) 500 360,106

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series A (RB)
4.85%, 10/01/32 (c) $ 500 $ 512,140
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series B (RB)
3.65%, 04/01/27 (c) 260 233,385
Pennsylvania State University
(RB)
5.25%, 09/01/33 (c) 1,000 1,123,097
Pennsylvania Turnpike
Commission, Motor License
(RB)
5.00%, 12/01/27 (c) 155 162,658
Pennsylvania Turnpike
Commission, Oil Franchise
Tax, Series A (RB) (AGM)
5.00%, 12/01/28 (c) 290 303,248
Pennsylvania Turnpike
Commission, Oil Franchise
Tax, Series B (RB)
4.00%, 12/01/31 (c) 550 518,566
Pennsylvania Turnpike
Commission, Oil Franchise,
Series A (RB) (BAM)
4.00%, 12/01/31 (c) 1,000 969,079
Pennsylvania Turnpike
Commission, Series A (RB)
(AGM)
4.00%, 12/01/29 (c) 2,045 1,985,614
Pennsylvania Turnpike
Commission, Series A-1 (RB)
5.00%, 12/01/27 (c) 900 937,062
Pennsylvania Turnpike
Commission, Series B (RB)
4.00%, 12/01/31 (c) 1,000 996,614
4.00%, 12/01/31 (c) 1,000 973,590
5.00%, 12/01/30 (c) 800 848,161
Philadelphia Gas Works Co.
(RB)
5.00%, 08/01/27 (c) 805 825,356
Upper Merion Area School
District, Series A (GO) (SAW)
4.00%, 01/15/29 (c) 1,105 1,095,346
18,081,714
Rhode Island : 0.1%
State of Rhode Island, Series
A (GO)
4.12%, 08/01/32 (c) 600 607,924
Underline
South Carolina : 1.3%
South Carolina Jobs-Economic
Development Authority,
Mercy Health, Series A (RB)
4.00%, 06/01/30 (c) 1,355 1,317,038
South Carolina Jobs-Economic
Development Authority,
Prisma Health, Series A (RB)
5.00%, 05/01/28 (c) 1,000 1,010,538
Par
(000’s) Value
South Carolina (continued)
South Carolina Public Service
Authority, Santee Cooper,
Series A (RB)
4.00%, 06/01/32 (c) $ 500 $ 454,617
5.12%, 12/01/23 (c) 1,000 1,001,439
Spartanburg County, School
District No. 4, Series A (GO)
5.25%, 03/01/32 (c) 1,000 1,106,262
University of South Carolina,
Campus Village Project,
Series A (RB)
5.00%, 05/01/31 (c) 820 885,480
5,775,374
South Dakota : 0.2%
South Dakota Health and
Educational Facilities
Authority (RB)
5.00%, 09/01/27 (c) 750 767,904
Underline
Tennessee : 0.9%
City of Memphis (GO)
4.00%, 05/01/28 (c) 665 651,515
Metropolitan Government
of Nashville and Davidson
County, Vanderbilt University
Medical Center, Series A (RB)
5.00%, 07/01/26 (c) 1,500 1,525,555
Tennessee Housing
Development Agency,
Residential Finance Program
(RB)
2.95%, 01/01/29 (c) 335 262,954
3.60%, 01/01/27 (c) 225 219,955
Tennessee Housing
Development Agency, Series
B (RB)
3.45%, 01/01/27 (c) 185 180,206
Tennessee State School Bond
Authority, Higher Education
Facilities, Series A (RB)
5.00%, 11/01/27 (c) 1,040 1,097,272
3,937,457
Texas : 11.3%
Arlington Higher Education
Finance Corp., Harmony
Public Schools, Series A (RB)
3.00%, 02/15/31 (c) 1,000 756,200
Arlington Higher Education
Finance Corp., Riverwalk
Education Foundation, Inc.
(RB)
4.00%, 08/15/29 (c) 675 646,092
Austin Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/01/33 (c) 1,000 986,344
Board of Regents of the
University of Texas System,
Series A (RB)
3.00%, 08/15/31 (c) 525 442,574

Par
(000’s) Value
Texas (continued)
Board of Regents of the
University of Texas System,
Series E (RB)
4.00%, 08/15/27 (c) $ 650 $ 641,809
Central Texas Regional Mobility
Authority, Senior Lien, Series
E (RB)
5.00%, 01/01/30 (c) 750 783,317
City of Austin, Texas Electricity
Utility System, Series A (RB)
5.00%, 11/15/29 (c) 1,375 1,457,193
City of Austin, Waterwaste
System (RB)
5.00%, 05/15/33 (c) 1,000 1,105,639
City of El Paso (GO)
4.00%, 08/15/29 (c) 950 926,428
City of Lubbock, Texas Electric
Light & Power System (RB)
4.00%, 04/15/30 (c) 650 627,221
City of San Antonio, Texas
Electric & Gas Systems (RB)
5.00%, 02/01/24 (c) 605 607,921
5.00%, 02/01/32 (c) 500 542,853
City of San Antonio, Texas
Electric & Gas Systems, Series
A (RB)
5.00%, 02/01/31 (c) 1,000 1,075,653
Colin and Kaufman Counties,
School Independent District
(GO)
4.00%, 02/15/33 (c) 1,000 958,083
County of Collin, Limited Tax
(GO)
4.00%, 02/15/33 (c) 1,000 982,327
Cypress-Fairbanks Independent
School District, Series A (GO)
2.25%, 02/15/31 (c) 600 432,348
Dallas Fort Worth International
Airport, Series B (RB)
4.00%, 11/01/30 (c) 3,000 2,921,272
Dallas Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/32 (c) 1,000 959,709
Denton Independent School
District, Unlimited Tax School
(GO)
5.00%, 08/15/33 (c) 1,000 1,095,876
El Paso Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 08/15/29 (c) 1,000 966,397
Ford Bens County, Unlimited
Tax Road (GO)
5.25%, 03/01/33 (c) 1,000 1,112,916
Grand Parkway Transportation
Corp. System, First Tier Toll,
Series C (RB)
4.00%, 04/01/30 (c) 770 739,764
Par
(000’s) Value
Texas (continued)
Grand Parkway Transportation
Corp. System, Subordinate
Tier Toll, Series A (RB)
5.00%, 04/01/28 (c) $ 640 $ 670,621
Harris County, Cultural
Education Facilities Finance
Corp., Houston Methodist
Hospital (RB)
4.00%, 06/01/25 (c) 590 562,119
Harris County, Cultural
Education Facilities Finance
Corp., Texas Children's
Hospital, Series A (RB)
3.00%, 10/01/31 (c) 1,145 981,378
4.00%, 10/01/31 (c) 1,000 955,925
Harris County, Flood Control
District, Series A (GO)
4.00%, 10/01/29 (c) 500 496,922
Harris County, Hospital District
(RB)
4.00%, 02/15/26 (c) 560 529,054
Harris County, Humble
Independent School District
(GO)
5.00%, 02/15/32 (c) 1,000 1,093,280
Harris County, Texas Toll Road,
Series A (RB)
4.00%, 02/15/28 (c) 2,000 1,929,793
Katy Independent School
District (GO)
4.00%, 02/15/32 (c) 750 724,689
Leander Independent School
District, Series A (GO)
0.00%, 08/16/26 (c) ^ 900 390,861
Lower Colorado River Authority
Transmission, LCRA
Transmission Services Corp.
Project, Series S (RB)
5.00%, 05/15/28 (c) 1,000 1,047,429
New Hope Cultural Education
Facilities Finance Corp.
Hospital, Children’s
Healthcare, Series A (RB)
4.00%, 08/15/27 (c) 555 546,618
North Texas Tollway Authority
System, Second Tier (RB)
4.25%, 01/01/28 (c) 1,000 983,809
Northwest Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/31 (c) 1,000 1,001,067
Permanent University Fund -
University of Texas System
(RB)
4.00%, 07/01/33 (c) 500 503,164
Pflugerville Independent School
District, Unlimited Tax School
Building, Series A (GO)
5.00%, 02/15/29 (c) 1,000 1,064,643

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Plano Independent School
District, Unlimited Tax School
Building (GO)
5.00%, 08/15/32 (c) $ 1,000 $ 1,109,391
5.00%, 08/15/32 (c) 1,000 1,111,313
San Jacinto College District,
Series A (GO)
5.00%, 02/15/29 (c) 900 960,403
State of Texas, Department
of Housing & Community
Affairs, Residential Mortgage,
Series A (RB)
5.25%, 07/01/32 (c) 1,000 1,040,344
State of Texas, Water Financial
Assistance, Series B (GO)
5.00%, 08/01/25 (c) 1,000 1,029,043
Tarrant County, Cultural
Education Facilities Finance
Corp., Christus Health, Series
A (RB)
4.00%, 07/01/32 (c) 1,220 1,144,934
Texas Department of Housing
and Community Affairs,
Single-Family Mortgage,
Series A (RB)
5.25%, 09/01/32 (c) 1,000 1,043,961
Texas Water Development
Board (RB)
4.00%, 10/15/30 (c) 500 491,459
4.75%, 10/15/32 (c) 655 703,114
4.80%, 10/15/32 (c) 1,000 1,065,778
Texas Water Development
Board, Series A (RB)
4.00%, 10/15/29 (c) 990 960,125
5.00%, 04/15/28 (c) 840 887,339
Texas Water Development
Board, Series B (RB)
4.00%, 10/15/28 (c) 1,000 1,003,666
Tomball Independent School
District (GO)
4.00%, 02/15/30 (c) 1,000 975,701
5.00%, 02/15/33 (c) 1,000 1,116,500
University of Houston, Series
A (RB)
5.00%, 02/15/32 (c) 500 533,226
University of Texas, Series A
(RB)
5.00%, 08/15/32 (c) 500 554,695
Ysleta Independent School
District (GO)
5.00%, 02/15/32 (c) 500 541,852
50,522,152
Utah : 0.5%
Salt Lake City, International
Airport, Series B (RB)
5.00%, 07/01/28 (c) 360 375,698
University of Utah, Board of
Higher Education (RB)
5.00%, 08/01/31 (c) 1,160 1,265,285
Par
(000’s) Value
Utah (continued)
5.00%, 08/01/32 (c) $ 585 $ 648,937
Utah County, IHC Health
Services, Inc., Series B (RB)
3.00%, 05/15/26 (c) 210 165,989
2,455,909
Virginia : 1.7%
Hampton Roads Transportation
Accountability Commission,
Series A (RB)
4.00%, 07/01/30 (c) 665 671,473
4.00%, 07/01/32 (c) 600 578,347
5.00%, 07/01/30 (c) 625 673,983
5.00%, 07/01/30 (c) 500 536,152
Rector and Visitors of Virginia
University, Series A (RB)
4.00%, 04/01/25 (c) 500 496,965
University of Virginia, Series A
(RB)
5.00%, 04/01/27 (c) 1,000 1,056,082
Virginia Commonwealth
Transportation Board,
US Route 58, Corridor
Development Program,
Series A (RB)
4.00%, 05/15/33 (c) 500 497,346
Virginia Small Business
Financing Authority Health
Facilities, Bon Secours Mercy
Health, Series A (RB)
4.00%, 06/01/30 (c) 1,500 1,425,581
Virginia Small Business
Financing Authority, National
senior Campuses, Inc., Series
A (RB)
4.00%, 07/01/27 (c) 500 446,704
Williamsburg Economic
Development Authority,
Virginia Student Housing,
William and Mary Project,
Series A (RB) (AGM)
4.38%, 07/01/33 (c) 1,000 991,488
7,374,121
Washington : 2.1%
Central Puget Sound Regional
Transit Authority, Sales Tax
and Motor Vehicle Excise Tax,
Series S-1 (RB)
4.00%, 11/01/31 (c) 1,000 974,865
City of Seattle, Washington
Municipal Light and Power
Improvement, Series A (RB)
5.00%, 03/01/33 (c) 1,000 1,095,547
Energy Northwest, Columbia
Generating Station Electric,
Series A (RB)
4.00%, 07/01/31 (c) 1,000 1,006,423
5.00%, 07/01/31 (c) 455 504,657
5.00%, 07/01/31 (c) 600 664,260

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Washington (continued)
King County Highline School
District No. 401, Unlimited
Tax (GO) (SBG)
4.00%, 12/01/32 (c) $ 500 $ 500,014
King County Public Hospital
District No. 2, Evergreen
Health, Series A (GO)
4.00%, 12/01/29 (c) 650 622,945
State of Washington (GO)
5.00%, 08/01/31 (c) 1,590 1,752,478
State of Washington, Series A
(GO)
5.00%, 08/01/29 (c) 1,000 1,077,761
State of Washington, Various
Purpose, Series C (GO)
5.00%, 02/01/28 (c) 800 847,857
Washington Health Care
Facilities Authority, Virginia
Mason Medical Center (RB)
4.00%, 08/15/27 (c) 205 180,723
9,227,530
West Virginia : 0.4%
West Virginia Hospital Finance
Authority, West Virginia
University Health System,
Series A (RB)
4.38%, 06/01/33 (c) 1,000 974,658
West Virginia Parkways
Authority, Turnpike Toll (RB)
5.00%, 06/01/31 (c) 620 665,841
1,640,499
Par
(000’s) Value
Wisconsin : 0.7%
Public Finance Authority, KU
Campus Development Corp.
(RB)
5.00%, 03/01/26 (c) $ 800 $ 811,828
Public Finance Authority,
Renown Regional Medical
Center Project, Series A (RB)
4.25%, 06/01/25 (c) 500 493,694
Wisconsin Health and
Educational Facilities
Authority, Children's Hospital,
Inc. (RB)
4.00%, 08/15/27 (c) 1,000 946,041
Wisconsin Health and
Educational Facilities
Authority, Marshfield Clinic
Health System, Inc., Series
A (RB)
5.00%, 02/15/26 (c) 1,000 976,263
Wisconsin Health and
Educational Facilities
Authority, Marshfield Clinic
Health System, Inc., Series
C (RB)
4.00%, 02/15/27 (c) 105 94,059
3,321,885
Wyoming : 0.2%
Wyoming Community
Development Authority (RB)
4.40%, 06/01/32 (c) 1,000 990,314
Underline
Total Municipal Bonds: 98.1%
(Cost: $455,096,586) 436,896,088
Other assets less liabilities: 1.9% 8,357,489
NET ASSETS: 100.0% $ 445,253,577
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
FHA Federal Housing Association
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
(c) Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p) Putable Security — the redemption date shown is when the security may be redeemed by the investor
^ Zero Coupon Bond

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Summary of Investments by Sector
% of
Investments Value
Hospitals 15.1% $ 65,821,331
Local GO 14.3 62,678,563
Tax 13.7 60,045,161
Water & Sewer 10.1 43,927,065
Education 8.0 34,991,842
Toll & Turnpike 7.0 30,574,131
State GO 6.5 28,465,433
Transportation 5.5 23,878,329
Leasing COPS & Appropriations 3.9 17,165,290
Power 3.8 16,459,238
Single Family Housing 3.7 16,133,106
Airport 2.2 9,577,390
Utilities 1.9 8,264,696
Misc 1.2 5,446,875
Multi-Family Housing 1.2 5,310,678
Tobacco 0.9 4,069,638
Industrial Development Revenue 0.5 2,005,532
Health 0.4 1,532,556
Pollution Control 0.1 549,234
100.0% $ 436,896,088